Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
14.	INCOME TAXES

As referred to in Note 2(b), Turquoise Hill must make significant estimates in respect of its provision for income taxes and the composition of its deferred income tax assets and liabilities. Turquoise Hill’s operations are, in part, subject to foreign tax laws where interpretations, regulations and legislation are complex and continually changing. As a result, there are usually some tax matters in question that may, upon resolution in the future, result in adjustments to the amount of deferred income tax assets and liabilities, and those adjustments may be material to Turquoise Hill’s financial position and results of operations.

Turquoise Hill’s (provision) recovery of income and capital taxes for continuing operations consists of the following:

	Year Ended December 31,
	2012	2011
Deferred income taxes	$18,690	$9,268
Capital and other taxes	(53,030)	(8,618)

	$(34,340)	$650

Deferred income tax assets and liabilities for continuing operations at December 31, 2012 and 2011 arise from the following:

	December 31,
	2012	2011
Deferred income tax assets
Long-term investments	$28,428	$49,893
Property, plant and equipment	249,143	271,360
Loss carry-forwards	339,835	215,681
Other	18,812	32,064

	636,218	568,998
Valuation allowance	(588,662)	(535,936)

Net deferred income tax assets	47,556	33,062

Deferred income tax liabilities
Property, plant and equipment	-	15,282

	-	15,282

Deferred income tax assets, net	$47,556	$17,780

A reconciliation of the (provision) recovery of income and capital taxes for continuing operations is as follows:

	Year Ended December 31,
	2012	2011
Recovery of income taxes based on the combined Canadian federal and provincial statutory tax rates of 25.0% in 2012 and 26.5% in 2011 applied to the net loss from continuing operations	$136,776	$160,656
Add (deduct)
Lower foreign tax rates	4,927	2,628
Tax benefit of losses not recognized	(124,037)	(73,557)
Capital and other taxes	(53,030)	(8,618)
Foreign exchange and other	1,024	(80,459)

(Provision) recovery of income and capital taxes	$(34,340)	$650

At December 31, 2012, Turquoise Hill had the following unused tax losses from continuing operations:

		Local Currency	U.S. Dollar Equivalent (i)	Expiry Dates
Non-capital losses:
Canada	Canadian	$251,025	$253,024	2013 to 2032
Australia	Australian	$460,792	$478,855	(a)
Mongolia	Mongolian Tugrik	706,803,502	$508,308	2013 to 2020
Indonesia	Indonesian Rupiah	140,202,525	$14,317	2013 to 2017
Hong Kong	Hong Kong	$95,348	$12,302	(b)

(i)	Translated using the year-end exchange rate.

(a)	These losses are carried forward indefinitely, subject to continuity of ownership and business tests.
(b)	These losses are carried forward indefinitely.

Turquoise Hill also has deductible temporary differences and unused tax losses in certain other foreign jurisdictions that are not disclosed above, as it is currently highly unlikely that these items will be utilized.

Turquoise Hill had no uncertain tax positions as of December 31, 2012 and 2011. Under current conditions and expectations, management does not foresee any significant changes in uncertain tax positions that would have a material impact on the Company’s financial statements.

During 2012 and 2011, Turquoise Hill did not recognize any accrued interest or penalties related to uncertain tax positions within the statement of operations or balance sheet.

Turquoise Hill is subject to taxes in Canada, Mongolia, Australia and various foreign countries. The tax years of major tax jurisdictions which remain subject to examination as of December 31, 2012 are as follows:

Canada	2005 to 2012
Mongolia	2007 to 2012
Australia	2008 to 2012